Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders’ Equity [Abstract]
Schedule of Stockholders’ Equity Number of Shares

Stockholders’ equity as of December 31, 2024, 2023 and 2022 by number of shares, is as follows:

	Betterware de México, S.A.P.I. de C.V.
	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022

Fixed capital	10,000	10,000	10,000
Variable capital	37,306,546	37,306,546	37,306,546
	37,316,546	37,316,546	37,316,546